Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 ARS ($) Property Well	Dec. 31, 2018 ARS ($) Property	Dec. 31, 2017 ARS ($) Property	Dec. 31, 2016 ARS ($)
Disclosure of detailed information about property, plant and equipment [line items]
Exploratory wells in progress | Well	24
Drilled wells | Well	18
Charged to exploratory expense | Well	29
Wells were derecognized for the assignment of certain areas | Well	3
Transferred to proved properties | Property	20
Net book value charged to Property, plant and equipment provisions	$ 48	$ 60	$ 7
Depreciation of property plant and equipment	145,894	87,569	53,512
Property, plant and equipment	1,069,011	699,087	354,443
Cost increases from business combination		$ 2,327
Reclassification of assets held for disposal			$ 8,823
Cost increases of short-term leases	2,109
Cost increases of variable charge of leases related to the underlying asset return/use	1,228
Capitalization of amortization of right-of-use assets	2,021
Capitalization of financial accretion for lease liabilities	$ 311
Mineral Property, Wells and Related Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property | Property	22,343	16,154	10,003
Addition for the acquisition of a participation in several areas [member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 1,470
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,736,313	2,238,391	$ 1,062,055	$ 868,411
Reclassification of assets held for disposal		31,800
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,579,363	1,498,288	679,425	$ 522,732
Reclassification of assets held for disposal		28,673
Accumulated depreciation [member] | Addition for the acquisition of a participation in several areas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1,092
Hydrocarbon Wells Abandonmnet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase/(Decrease) of cost of Property, plant and equipment	1,172	(11,710)	(4,913)
Depreciation of property plant and equipment	$ 4,664	$ 5,521	2,258
YPF EE [member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			6,772
YPF EE [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			$ 1,790